Document and Entity Information	Apr. 04, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 04, 2023
Entity File Number	001-39589
Entity Registrant Name	Academy Sports & Outdoors, Inc.
Entity Central Index Key	0001817358
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1800912
Entity Address, Address Line One	1800 NORTH MASON ROAD
Entity Address, City or Town	KATY
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77449
City Area Code	281
Local Phone Number	646-5200
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	ASO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false